Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000266022
Shareholder Report [Line Items]
Fund Name	Beacon Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	BCMAX
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Dynamic Allocation Fund	$85	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.40%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,965,076
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 169,792
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,965,076 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$169,792 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Alternative	3.1%
Fixed Income	39.2%
Equity	56.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	14.1%
State Street SPDR Portfolio S&P 500 ETF	13.6%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Enhanced Low Duration Active ETF	11.6%
PIMCO Multisector Bond Active ETF	10.1%
T Rowe Price Small-Mid Cap ETF	10.0%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.0%
Astoria US Equal Weight Quality Kings ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Angel Oak Income ETF	4.5%

Material Fund Change [Text Block]

Material Fund Changes

The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust II, is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. The Fund's fiscal year end changed from July 31 to February 28, effective February 13, 2026.

C000274166
Shareholder Report [Line Items]
Fund Name	Beacon Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	BCMCX
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Dynamic Allocation Fund	$130	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.15%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,965,076
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 169,792
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,965,076 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$169,792 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Alternative	3.1%
Fixed Income	39.2%
Equity	56.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	14.1%
State Street SPDR Portfolio S&P 500 ETF	13.6%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Enhanced Low Duration Active ETF	11.6%
PIMCO Multisector Bond Active ETF	10.1%
T Rowe Price Small-Mid Cap ETF	10.0%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.0%
Astoria US Equal Weight Quality Kings ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Angel Oak Income ETF	4.5%

Material Fund Change [Text Block]

Material Fund Changes

The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust II, is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. The Fund's fiscal year end changed from July 31 to February 28, effective February 13, 2026.

C000274167
Shareholder Report [Line Items]
Fund Name	Beacon Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	BCMDX
Additional Information Website	https://beaconinvestingfunds.com/beacon-dynamic-allocation/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Dynamic Allocation Fund	$70	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.15%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 70,965,076
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 169,792
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$70,965,076 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$169,792 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Alternative	3.1%
Fixed Income	39.2%
Equity	56.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
VictoryShares Free Cash Flow ETF	14.1%
State Street SPDR Portfolio S&P 500 ETF	13.6%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.5%
PIMCO Enhanced Low Duration Active ETF	11.6%
PIMCO Multisector Bond Active ETF	10.1%
T Rowe Price Small-Mid Cap ETF	10.0%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	8.0%
Astoria US Equal Weight Quality Kings ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Angel Oak Income ETF	4.5%

Material Fund Change [Text Block]

Material Fund Changes

The Beacon Dynamic Allocation Fund, a series of Northern Lights Fund Trust II, is the successor to the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, each a series of Northern Lights Fund Trust, (the “Predecessor Funds), pursuant to a reorganization that took place after the close of business on February 13, 2026. The Fund's fiscal year end changed from July 31 to February 28, effective February 13, 2026.

[1]	Annualized for periods less than 1 year.
[2]	Annualized for periods less than 1 year.
[3]	Annualized for periods less than 1 year.